Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		10 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total net revenues		$ 40,800	$ 39,261	$ 45,834
Radio Advertising
Disaggregation Of Revenue [Line Items]
Total net revenues		$ 24,826	$ 19,129
Radio Advertising | Revenue, Product and Service Benchmark | Product Concentration Risk
Disaggregation Of Revenue [Line Items]
Percentage of revenue		60.80%	48.70%
Nontraditional
Disaggregation Of Revenue [Line Items]
Total net revenues		$ 8,166	$ 761
Nontraditional | Revenue, Product and Service Benchmark | Product Concentration Risk
Disaggregation Of Revenue [Line Items]
Percentage of revenue		20.00%	1.90%
Digital
Disaggregation Of Revenue [Line Items]
Total net revenues		$ 3,018	$ 2,256
Digital | Revenue, Product and Service Benchmark | Product Concentration Risk
Disaggregation Of Revenue [Line Items]
Percentage of revenue		7.40%	5.70%
Outdoor Advertising
Disaggregation Of Revenue [Line Items]
Total net revenues	[1]	$ 759	$ 12,459
Outdoor Advertising | Revenue, Product and Service Benchmark | Product Concentration Risk
Disaggregation Of Revenue [Line Items]
Percentage of revenue	[1]	1.90%	31.70%
Other
Disaggregation Of Revenue [Line Items]
Total net revenues		$ 4,031	$ 4,656
Other | Revenue, Product and Service Benchmark | Product Concentration Risk
Disaggregation Of Revenue [Line Items]
Percentage of revenue		9.90%	12.00%

[1]	A substantial portion of this revenue is from lessor revenue derived from operating leases accounted for under ASC 842, “Leases.”